INVESTMENTS - Carrying Value of Equity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale [Line Items]
Equity Securities, FV-NI	$ 2,034	$ 2,006
Equity Securities without Readily Determinable Fair Value, Amount	40	42
Marketable securities
Debt Securities, Available-for-sale [Line Items]
Equity Securities, FV-NI	418	345
Equity Securities without Readily Determinable Fair Value, Amount	0	0
Other noncurrent assets
Debt Securities, Available-for-sale [Line Items]
Equity Securities, FV-NI, Noncurrent	1,616	1,661
Equity Securities without Readily Determinable Fair Value, Amount	$ 40	$ 42